Organization and Summary of Significant Accounting Policies - Changes in the Balances of Each Component of Accumulated Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated Other Comprehensive Income (Loss), beginning balance	$ (20)	$ 12
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	49	(74)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	51	42
Income tax expense related to items of other comprehensive income (loss)	23	0	$ 0
Other comprehensive income (loss), net of tax	123	(32)	47
Accumulated Other Comprehensive Income (Loss), ending balance	103	(20)	12
Accumulated Defined Benefit Plans Adjustment [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated Other Comprehensive Income (Loss), beginning balance	5	7
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(73)	0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0	(2)
Income tax expense related to items of other comprehensive income (loss)	23
Other comprehensive income (loss), net of tax	(50)	(2)
Accumulated Other Comprehensive Income (Loss), ending balance	(45)	5	7
Accumulated Translation Adjustment [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated Other Comprehensive Income (Loss), beginning balance	0	0
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	74	0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0	0
Income tax expense related to items of other comprehensive income (loss)	0
Other comprehensive income (loss), net of tax	74	0
Accumulated Other Comprehensive Income (Loss), ending balance	74	0	0
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated Other Comprehensive Income (Loss), beginning balance	(25)	5
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	48	(74)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	51	44
Income tax expense related to items of other comprehensive income (loss)	0
Other comprehensive income (loss), net of tax	99	(30)
Accumulated Other Comprehensive Income (Loss), ending balance	$ 74	$ (25)	$ 5